INTANGIBLE ASSETS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Finite-lived Intangible Assets Acquired	$ 30,025	$ 31,855
Patent Applications [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	30,025	31,855
ANDA Acquisition Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 0	$ 0	$ 5,600,000